DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Share price	$ 0.0006	$ 0.0037
Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible debt	$ 164,500	$ 79,000	$ 80,000